INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments
Investments accounted for using equity method - gross	R$ 28,310,442	R$ 29,421,729	R$ 27,070,828	R$ 21,267,136
Provision for losses on investments	(1,774,244)	(2,132,024)
Investments accounted for using equity method	26,536,198	27,289,705
Jointly-controlled subsidiary
Investments
Investments accounted for using equity method - gross	21,744,814	23,151,204
Mangue Seco 2
Investments
Investments accounted for using equity method - gross		18,594	17,934	16,889
Norte Energia (Belo Monte)
Investments
Investments accounted for using equity method - gross	6,863,523	5,868,703	5,358,861	3,469,789
Rouar
Investments
Investments accounted for using equity method - gross	124,448	105,413	97,157	111,775
Brasnorte Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross		123,527	127,338	120,873
Provision for losses on investments		(24,965)
Intesa - Integrao Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross		210,592
Brasventos Miassaba 3 Geradora de Energia S.A.
Investments
Investments accounted for using equity method - gross		37,728
Brasventos Eolo Geradora de Energia S.A.
Investments
Investments accounted for using equity method - gross		25,883
Rei dos Ventos 3 Geradora de Energia S.A.
Investments
Investments accounted for using equity method - gross		23,255
Madeira Energia
Investments
Investments accounted for using equity method - gross	2,004,915	2,077,575
Provision for losses on investments	(152,674)	(314,037)
ESBR Participacoes S.A.
Investments
Investments accounted for using equity method - gross	3,363,219	3,297,141	3,331,923	2,807,626
Provision for losses on investments	(386,772)	(223,656)
Interligacao Eletrica do Madeira S.A.
Investments
Investments accounted for using equity method - gross	1,377,984	1,314,514	1,090,107	912,098
Norte Brasil Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross	1,082,843	1,046,172	975,886	887,528
Provision for losses on investments	(267,595)	(294,580)
Manaus Transmissora
Investments
Investments accounted for using equity method - gross		691,021	650,961	621,873
Provision for losses on investments		(239,742)
Enerpeixe S.A.
Investments
Investments accounted for using equity method - gross	260,599	292,002	375,174	561,282
Teles Pires Participaes
Investments
Investments accounted for using equity method - gross	727,840	764,559	799,926	662,564
Provision for losses on investments	(13,332)	(13,333)
Chapecoense
Investments
Investments accounted for using equity method - gross	395,841	389,981	493,555	415,501
Belo Monte Transmissora de Energia
Investments
Investments accounted for using equity method - gross	1,603,211	1,478,019	1,069,359	391,058
Provision for losses on investments	(278,726)	(381,719)
Interligacao Eletrica Garanhuns S.A.
Investments
Investments accounted for using equity method - gross	342,776	356,302	360,072	318,972
Provision for losses on investments	(70,691)	(88,878)
Mata de Santa Genebra
Investments
Investments accounted for using equity method - gross	482,329	459,169	230,685	30,336
Provision for losses on investments	(8,521)
Goias Transmissao S.A.
Investments
Investments accounted for using equity method - gross	188,574	181,481	170,313	190,245
Provision for losses on investments		(54,640)
Companhia Energtica Sinop S.A.
Investments
Investments accounted for using equity method - gross	479,280	539,498	430,751	179,052
Provision for losses on investments	(17,166)	(17,166)
STN - Sistema de Transmissao Nordeste S.A.
Investments
Investments accounted for using equity method - gross	165,749	216,741	202,898	176,941
Integracao Transmissora de Energia S.A. (Intesa)
Investments
Investments accounted for using equity method - gross		210,592	201,033	175,572
Transnorte Energia S.A.
Investments
Investments accounted for using equity method - gross	139,814	148,453	148,748	148,373
Provision for losses on investments	(118,665)
Chapada Piaui II Holding S.A.
Investments
Investments accounted for using equity method - gross		137,715	117,701	142,187
MGE Transmissao S.A.
Investments
Investments accounted for using equity method - gross	127,583	115,039	111,344	136,755
Transmissora Sul Brasileira de Energia S.A.
Investments
Investments accounted for using equity method - gross		257,441	277,474	270,252
Transenergia Renovavel S.A. (Transenergia)
Investments
Investments accounted for using equity method - gross	143,185	154,498	153,390	128,418
Provision for losses on investments		(43,686)
Retiro Baixo Energetica S.A.
Investments
Investments accounted for using equity method - gross	134,277	124,386	127,229	121,774
Chapada Piaui I Holding S.A.
Investments
Investments accounted for using equity method - gross		126,385	104,060	109,497
Empresa de Energia Sao Manoel
Investments
Investments accounted for using equity method - gross	644,735	649,731	418,460	103,314
Provision for losses on investments	(293,670)	(349,748)
Paranaiba
Investments
Investments accounted for using equity method - gross	184,358	160,191	147,656	100,726
Vale do Sao Bartolomeu Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross	51,173	123,131
Provision for losses on investments	(120,645)
Transmissora Matogrossense de Energia S.A.
Investments
Investments accounted for using equity method - gross		123,182	106,480	97,154
Triangulo Mineiro Transmissora
Investments
Investments accounted for using equity method - gross	91,698	163,637	128,765	82,555
Provision for losses on investments		(41,161)
TSLE - Transmissora Sul Litoranea de Energia S.A.
Investments
Investments accounted for using equity method - gross	233,594	198,174	140,280	134,739
Serra do Facao Energia S.A.
Investments
Investments accounted for using equity method - gross	12,990	26,212	23,670
Transenergia Sao Paulo
Investments
Investments accounted for using equity method - gross	48,583	93,433	92,138
Vamcruz Participacoes S.A.
Investments
Investments accounted for using equity method - gross		131,635	92,452
Provision for losses on investments		(7,028)
Eolica Serra das Vacas Holding S.A.
Investments
Investments accounted for using equity method - gross		96,172	94,614	97,374
Inambari Geracao de Energia (Igesa)
Investments
Provision for losses on investments	(274)	(54)
Others
Investments
Investments accounted for using equity method - gross	469,693	803,919
Provision for losses on investments	(45,513)	(37,631)
Associated companies
Investments
Investments accounted for using equity method - gross	6,565,628	6,270,525
CTEEP
Investments
Investments accounted for using equity method - gross	4,024,671	3,485,985	2,592,701	942,732
CTEEP | Norte Energia (Belo Monte)
Investments
Investments accounted for using equity method - gross		3,485,985	2,592,701
CTEEP | Rouar
Investments
Investments accounted for using equity method - gross		105,413	97,157
Lajeado Energia
Investments
Investments accounted for using equity method - gross	79,923	64,103	218,262	219,173
CEB Lajeado
Investments
Investments accounted for using equity method - gross	52,804	49,153	72,989	80,353
Paulista Lajeado
Investments
Investments accounted for using equity method - gross	30,241	30,436	26,143	23,507
Paulista Lajeado | ESBR Participacoes S.A.
Investments
Investments accounted for using equity method - gross		3,297,141	3,331,923
EAPSA - Energetica Aguas da Pedra S.A.
Investments
Investments accounted for using equity method - gross	218,301	224,668	216,294	208,795
EAPSA - Energetica Aguas da Pedra S.A. | Chapecoense
Investments
Investments accounted for using equity method - gross		224,668	216,294
EAPSA - Energetica Aguas da Pedra S.A. | STN - Sistema de Transmissao Nordeste S.A.
Investments
Investments accounted for using equity method - gross		216,741	202,898
EMAE
Investments
Investments accounted for using equity method - gross	351,364	331,556
CEMAR
Investments
Investments accounted for using equity method - gross	989,425	821,010	R$ 729,888	R$ 653,419
Outros
Investments
Investments accounted for using equity method - gross	R$ 818,899	R$ 1,263,614